Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of Deferred Tax Assets and Liabilities [Line Items]
Provision for doubtful debt	$ 110,374	$ 773
Tax loss carry forwards	70,341	75,595
Operating lease liabilities	133,489
Total deferred tax assets	314,204	76,368
Less: Valuation allowance	(162,974)	(76,368)
Total deferred tax assets, net of valuation allowace	$ 151,230